UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED ANNUAL SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

DAXOR CORPORATION

(Exact name of registrant as specified in charter)

350 Fifth Avenue

Suite 7120

New York, NY 10118

(Address of principal executive offices) (Zip code)

Joseph Feldschuh, MD

350 Fifth Avenue

Suite 7120

New York, NY 10118

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-330-8500

DATE OF FISCAL YEAR END: DECEMBER 31, 2012

DATE OF REPORTING PERIOD: DECEMBER 31, 2012

Item 1. Report to Shareholders

Daxor Corporation
Financial Statements
For the Year Ended
December 31, 2012

Daxor Corporation

March 1, 2013

Dear Fellow Shareholder:

Daxor Corporation is an investment company with medical instrumentation and biotechnology operations. The Company began reporting as an investment company as of January 1, 2012.

We have attached a report of our portfolio holdings and investment activity for the year ended December 31, 2012. Please review this information carefully.

The Company’s investment policy is to maintain a minimum of 80% of its portfolio in electric utilities. The Board of Directors has authorized this minimum to be temporarily lowered to 70% when management deems it to be necessary or advisable. Investments in non-utility stocks will generally not exceed 20% of the value of the portfolio. At December 31, 2012, investments in electric utilities made up 83.9% of the value of the Company’s portfolio. Dividends from the Company’s investments in electric utilities made up 83.4% of the Company’s total dividend income for the year ended December 31, 2012. The Company is receiving dividend income on 67 of the 80 common and preferred stocks in its investment portfolio at December 31, 2012.

At December 31, 2012, net fair value over cost of the Company’s securities portfolio totaled $24,293,834. This was comprised of net fair value over cost of $26,003,472 and net cost over fair value of $(1,709,638).

The portfolio turnover rate for the year ended December 31, 2012 was 18.92% which indicates an average holding period in excess of five years for our investment portfolio. The investment approach of management is to buy stocks which it is prepared to hold for the long term. There are stocks in our portfolio which we have held in excess of 20 years.

The Company maintains a diversified securities portfolio which consists primarily of the common stocks of electric utility companies and preferred stocks. The Company sells covered calls on portions of its portfolio and also sells puts on stocks it is willing to own. It also sells uncovered calls any may have net short positions in common stock up to 15% of the value of the portfolio. The Company’s net short position may temporarily rise to 15% of the Company’s portfolio without any specific action because of changes in valuation, but should not exceed that amount. At December 31, 2012 the net short position was 1.72% of the value of the Company’s portfolio.

The Company engages in the short selling of stock. When this occurs, the short position is marked to market and this adjustment is recorded as an unrealized gain or loss in the statement of operations. The Company uses historical cost to determine all gains and losses and since the Company’s marketable securities are all Level 1, fair market value is readily obtainable.

The Company also uses options as follows in order to increase yearly investment income:

a)	The use of “Call” Options . Covered options can be sold up to a maximum of 20% of the value of the portfolio. This provides extra income in addition to dividends received from the Company’s investments. The risk of this strategy is that investments may be called away, which the Company may have preferred to retain. Therefore, a limitation of 20% is placed on the amount of stock on which options can be written. The amount of the portfolio on which options are actually written is usually between 3-10% of the portfolio. The historical turnover of the portfolio is such that the average holding period is in excess of five years for our securities.

b)	The use of “Put” options . Put options are written on stocks which the Company is willing to purchase. While the Company does not have a high rate of turnover in its portfolio, there is some turnover; for example, due to preferred stocks being called back by the issuing Company, or stocks being called away because call options have been written. If the stock does not go below the put exercise price, the Company records the proceeds from the sale as income. If the put is exercised, the cost basis is reduced by the proceeds received from the sale of the put option. There may be occasions where the cost basis of the stock is lower than the market price at the time the option is exercised.

c)	Speculative Short Sales/Short Options . The Company normally limits its speculative transactions to no more than 15% of the value of the portfolio. The Company may sell uncovered calls on certain stocks. If the stock price does not rise to the price of the call, the option is not exercised and the company records the proceeds from the sale of the call as income. If the call is exercised, the Company will have a short position in the related stock. The company then has the choice of covering the short position, or selling a put against it. If the put is exercised, then the short position is covered. The Company’s current accounting policy is to mark to market at the end of each quarter any short positions, and include it in the income statement. While the Company may have so-called speculative positions equal to 15% of its accounts, in actual practice the net short stock positions usually account for less than 10% of the assets of the Company.

1

The Company realized a net loss from investments for the year ended December 31, 2012 of $(4,185,917). The main reasons for this loss are realized losses of $(1,591,028) on 426,800 shares of Bank of America Corp., $(1,368,479) on 395,100 shares of USEC, Inc. and $(511,674) on 10,100 shares of First Solar, Inc.

The Company realized a net loss from short sales of $(4,435,731) for the year ended December 31, 2012. These losses were almost completely made up of losses on closing the following short positions: $(3,718,410) on 22,000 shares of Apple, Inc., $(352,632) on 1,500 shares of Intuitive Surgical, Inc. and $(325,757) on 4,500 shares of Simon Property Group Inc.

At December 31, 2012, the Company had net assets of $35,113,819 or $8.50 per share versus net assets of $35,327,185 or $8.41 per share at December 31, 2011. Net assets resulting from operations increased by $1,186,968 during the year ended December 31, 2012. However, in total, net assets decreased during the year by $213,366. This was partially due to the purchase of 69,003 shares of treasury stock for $572,786 and total dividends paid of $833,386.

We issued an Annual Report on Form 10-K for 2011 on March 28, 2012 which gave extensive detail about our medical instrumentation and biotechnology operations. Since we are now reporting as an investment company, we will no longer be issuing this type of annual report. Any shareholder who is interested in learning more about our medical instrumentation and biotechnology operations should visit our website at www.daxor.com for more detailed information. We periodically issue press releases regarding research reports and placements of the BVA-100 Blood Volume Analyzer in hospitals. Blood volume measurement is a fundamental tool for accurate diagnosis and treatment in a variety of medical and surgical conditions. Among these conditions are congestive heart failure, critical care medicine and intensive care unit medicine, hypertension, syncope, pre-operative blood screening for hidden anemia, anemia in cancer patients, kidney failure, and hyponatremia, as well as additional conditions.

Despite the fact that blood volume derangements are commonly encountered in these conditions, treatment is based on indirect measurements and clinical signs that are, at best, crude guesstimates of what a patient’s actual blood volume status is. Dr. David Goldfarb of the NYU Medical Center performed a study on renal dialysis patients involving blood volume measurements just before dialysis and immediately after dialysis which demonstrated how variable the source of the fluid removed during dialysis is. Some patients had their fluid removed from their blood volume primarily while some patients had fluid removed from their extra vascular space. Renal dialysis patients have a 65% chance of being dead within five years after starting dialysis. 25% of the patients have a major “crash” episode each year. A crash episode is essentially a collapse of a patient’s blood pressure. It is possible that using blood volume measurement, combined with an inexpensive instrument that enables red cell concentration for patients to be monitored continuously during dialysis, and for physicians to obtain a scientific assessment of what blood volume changes the patient is undergoing during renal dialysis.

The Renal Research Group is a stand-alone dialysis facility in Manhattan. They are conducting another study on dialysis patients involving blood volume measurements. It is our hope that these types of studies will stimulate physicians who operate renal dialysis centers to incorporate such a basic test as blood volume measurement into their treatment protocols.

Hyponatremia is a condition in which patients have a low sodium concentration. Such conditions are frequently encountered in hospital patients. There are two primary causes of hyponatremia. One cause is inappropriate secretion of a brain hormone called vasopressin which causes water retention and dilution of the sodium. A drug called Tolvaptan, which blocks this hormone, is frequently administered to such patients. Literature enclosed by the manufacturer of Tolvaptin, sold as Samsca, states that the drug should not be used in patients with hypomatremia and low blood volume (hypovolemic). However, we have found, based on informal surveys, that this drug is frequently administered without the patient’s blood volume actually being measured. One major study (EVEREST Study) involving 4,133 patients published in JAMA (JAMA, March 28, 2007 – Vol. 297. No. 12) showed that there was no apparent benefit compared to a placebo in comparison to this drug. There were high death rates in both groups of patients.

The other major cause of hyponatremia is what is called renal salt wasting or cerebral salt wasting. These are conditions where the kidneys lose extra salt and such patients typically have a low blood volume. Giving a drug such as Tolvaptan to a patient who has a low blood volume and hyponatremia makes it very likely that the patient may develop kidney failure or have a collapse of the circulation and die. A recent study from Christiana Medical Center in Delaware reported that 40% of the patients diagnosed with cerebral salt wasting had low blood volume. Such patients definitely would not be candidates for a drug such as Tolvaptan. If physicians are treating these extremely critical conditions on the basis of crude guesstimates of a patient’s blood volume, it is not too surprising that there are high death rates in these conditions.

Congestive heart failure is a condition characterized by retention of salt and water and expansion of blood volume. Such patients are typically treated with powerful diuretics. If they are over treated, there may be a collapse of the blood pressure. Sometimes such patients are treated with drugs called vasopressors which increase the blood pressure but further decrease the blood volume. The recently deceased former Mayor of New York City, Ed Koch is an example of what can happen to patients under treatment for heart failure. In the space of six months he had four separate hospitalizations for congestive heart failure. On his third treatment he was reported to have had 16 pounds of fluid removed and discharged on a Saturday in stable condition. Mayor Koch said he expected to be back in his office on Monday. Instead, two days later he was back in the hospital, 24 hours later he was in the intensive care unit and he was dead 48 hours later. He was treated without a blood volume measurement. The hospital where he was treated performed a published study on Class III/IV cardiac patients (the most severe grade). That study showed that patients who had a normal blood volume at the end of year were all alive while 39% of the patients who had excessive blood volume were dead. At the end of two years, 57% of the patients with excessive blood volume were dead, while all the patients with normal blood volumes were still alive. The Guidelines of the American College of Cardiology/American Heart Association (ACC/AHA) state: “the goal of treatment in congestive heart failure is to treat to a normal blood volume (euvolemia)”. Despite these guidelines congestive heart failure patients are treated on the basis of crude guesstimates such as looking at neck veins and indirect tests which do not measure blood volume.

2

The Centers for Medicare and Medicaid Services(CMS) has issued guidelines stating that effective January 1, 2013, hospitals who readmit heart failure patients in less than 30 days will have financial penalties imposed. The hospital where Mayor Koch was treated may incur such a financial penalty. It is possible that financial penalties will cause hospitals to reconsider the benefits of treating patients in accordance with the guidelines of the ACC/AHA based on actual measurements rather than guesstimates.

Septicemia is caused by bacteria in the circulation and is a common occurrence in intensive care units. Death rates vary from 20% to 40% depending on the institution. Dr. Mihae Yu is one of the senior authors of an article published in Shock (A Prospective Randomized Trial Using Blood Volume Analysis in Addition to Pulmonary Artery Catheter, Compared with Pulmonary Artery Catheter Alone, to Guide Shock Resuscitation in Critically Ill Surgical Patients, Shock, Vol. 35, No. 3, pp. 220-228, 2011), which showed the different survival rates in 100 patients (a death rate of 8% for the patients whose treatment was guided by blood volume measurement versus a 24% death rate in a control group whose treatment was guided by the usual clinical laboratory parameters without blood volume measurement).

At the recent Critical Care Congress, there was a presentation about the dozens of different pharmaceutical agents which have been tested for the treatment of sepsis and ultimately failed. Pharmaceutical companies have spent hundreds of millions of dollars on these various products. It is not surprising that they failed because the fundamental derangement in sepsis is the inability to deliver adequate circulation to all parts of the body. In sepsis there is damage to the capillary walls. Physicians commonly treat patients with sepsis with what is called a water challenge. This is a crude guesstimate which may result in flooding a patient’s lungs or inadequately providing circulation to the organs of the body. It is not surprising that death rates from 20% to 40% are common in such situations.

We are diligently pursuing our educational efforts to encourage physicians to treat critically ill patients with blood volume derangements on the basis of evidence based medicine, which means measuring a patient’s blood volumes instead of guessing.

With respect to our autologous blood storage program, we are still pursuing our efforts to encourage individuals to store their own blood. As a physician whose father died from a contaminated transfusion, I continue to be astonished at individuals who are happy to spend from $2,000 to $3,000 per year insuring their car but consider it extravagant to spend one dollar per day to store their own blood.

We are in the process of making some professional grade videos which will provide additional educational material to the public as to why they should consider obtaining this most important form of protection for themselves and their families.

Go Paperless with E-Delivery

In order to sign up for electronic delivery of shareholder reports and prospectuses, please send an email to info@daxor.com. If you do not hold your account directly with Daxor, please contact the firm that holds your account about electronic delivery.

Cordially Yours,

Joseph Feldschuh, MD

President

3

Daxor Corporation
Schedule of Investments
December 31, 2012

	Shares	Market Value
COMMON STOCKS - 138.45%

Automobile Manufacturing- 0.01%
General Motors Company (a)	100	$2,883
General Motors Liq. Co. (a)	100	2,120
		$5,003
Banking - 10.73%
Diversified Banks – 10.52%
Bank of America Corp.	255,195	$2,962,814
Citigroup, Inc.	18,460	730,278
		$3,693,092

Regional Banks - 0.21%
First Niagara Financial Group, Inc.	5,000	$39,650
Popular, Inc. (a)	1,700	35,343
		$74,993

Total Banking		$3,768,085

Bio Technology-0.17%
Mannkind Corp. (a)	25,000	$57,750

Chemical Manuafacturing-0.41%
USEC, Inc. (a)	268,000	$142,040

Communication Services-0.36%
Clearwire Corp. (a)	5,000	$14,450
Frontier Communications Corp.	12,500	53,500
Research in Motion Ltd. (a)	22,500	59,350
		$127,300

Consumer Products and Services-0.12%
NutriSystem, Inc. (a)	5,000	$40,850
PHH Corp.(a)	79	1,797
		$42,647
Diversified Computer Systems-1.92%
Hewlett Packard Co.	47,400	$675,450

Drug Manufacturers-0.03%
Warner Chilcott PLC (a)	1,000	$12,040

Electronics Stores-0.41%
Best Buy Co. Inc.	12,000	$142,200

Investment Services-1.29%
Morgan Stanley	9,700	$185,464
United States Natural Gas Fund, LLP	14,062	265,772
		$451,236

The accompanying notes are an integral part of these financial statements.

4

Daxor Corporation
Schedule of Investments (Continued)
December 31, 2012

	Shares	Market Value
COMMON STOCKS-138.45%

Iron and Steel-0.11%
AK Steel Holding Corp.	8,700	$40,020

Oil & Gas Operations-0.37%
Exco Resources, Inc.	12,500	$84,625
Williams Companies, Inc.	1,200	39,288
WPX Energy Inc. (a)	400	5,952
		$129,865
Personal Computers-0.76%
Apple, Inc.	500	$266,086

Semi-Conductors-0.15%
Advanced Micro Devices, Inc. (a)	5,000	$12,000
First Solar, Inc. (a)	1,300	40,111
		$52,111

Utilities-121.44%
Electric Utilities-119.41%
Ameren Corp.	4,000	$122,880
American Electric Power Co. Inc.	22,600	964,568
Avista Corp.	14,396	347,087
Calpine Corp. (a)	1,328	24,077
Centerpoint Energy, Inc.	5,000	96,250
CH Energy Group, Inc.	39,400	2,569,668
CMS	41,500	1,011,770
DTE Energy Co.	47,000	2,822,350
Duke Energy Corp.	18,117	1,155,865
Edison International	7,000	316,330
Entergy Corp.	125,145	7,977,994
Exelon Corp.	145,674	4,332,345
Firstenergy Corp.	98,286	4,104,423
Great Plains Energy Inc.	21,000	426,510
Hawaiian Electric Industries, Inc.	58,200	1,463,148
National Grid PLC Shares	62,951	3,615,905
National Grid PLC ADR	30,392	348,103
NISOURCE Inc.	44,000	1,095,160
Northeast Utilities	41,320	1,614,786
NRG Energy, Inc.	1,400	32,186
NV Energy, Inc.	1,500	27,210
Pepco Holdings Inc.	2,201	43,162
PG & E Corp.	7,000	281,260
Pinnacle West Capital Corp.	31,002	1,580,482
PNM Resources, Inc.	78,750	1,615,162
Teco Energy, Inc. (a)	2,000	33,520
UIL Holdings Corp.	22,332	799,709
UNITIL Corp.	52,900	1,371,168
Westar Energy, Inc.	42,941	1,228,971
XCEL Energy, Inc.	19,050	508,826
		$41,930,875

The accompanying notes are an integral part of these financial statements.

5

Daxor Corporation
Schedule of Investments (Continued)
December 31, 2012

	Shares	Market Value
COMMON STOCKS – 138.45%
Natural Gas Utilities-2.03%
Integrys Energy Group, Inc.	4,500	$234,990
Southwest Gas Corp.	1,000	42,410
Spectra Energy Corp.	15,925	436,026
		$713,426

Total Utilities		$42,644,301

Waste Management-0.17%
Veolia Environment SA ADR	5,000	$61,200

Total Common Stock (Cost $24,953,173)-138.45%		$48,617,334

Preferred Stocks-6.04%
Diversified Banks-4.83%
Bank of America Corp., 8.20 % Callable	1,000	$25,600
Bank of America Corp., 6.204% Series D	1,000	24,920
Bank of America Corp., 7.25% Series J Div Perp	6,000	152,220
Bank of America Corp., 7.250% Series L	700	794,500
Bank of America Corp., 8.625% Preferred Callable	2,000	51,120
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	63,575
Citigroup, 6.35% Callable Due 03/15/67	1,200	30,036
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	269,400
Goldman Sachs Group, 6.20% Series B Callable	1,000	25,150
JP Morgan Chase & Co., 8.625% Series J callable	1,500	38,955
US Bancorp, 7.875% Callable	2,000	51,200
Wells Fargo Capital XII, 7.875% Callable Due 03/15/68	2,000	50,660
Wells Fargo Company, 8.00 % Series J Non-Cumulative	4,000	117,400
		$1,694,736

Electric Utilities-1.08%
Duquesne Light Co. Preferred, 3.75% Callable	400	$18,000
Pacific Gas & Electric, 5% Series D	1,000	25,000
Pacific Gas & Electric, 5% Series E	1,100	27,280
Pacific Gas & Electric, 6% Series A	4,200	124,278
Southern California Edison, 4.32% Callable	5,500	122,100
Southern California Edison, 4.78% Callable	2,500	62,000
		$378,658

Insurance-0.13%
American International Group, Inc. 6.45% Series A-4	800	$19,984
MetLife Inc., Series B	1,000	25,222
		$45,206

Total Preferred Stock (Cost $1,488,927)-6.04%		$2,118,600

Total Investment in Securities (Cost $26,442,100) -144.49%		$50,735,934

Investment in Operating Division (9.39%)		$3,296,182

Other Assets (6.54%)		$2,298,076

Total Assets-160.42%		$56,330,192
Total Liabilities – (60.42%)		(21,216,373)
Net Assets-100.00%		$35,113,819

(a) = Non income producing security

The accompanying notes are an integral part of these financial statements.

6

Daxor Corporation
Schedule of Investments (Continued)
December 31, 2012

At December 31, 2012, the net unrealized appreciation for investment in securities, net of tax effect based on cost for federal income tax purposes of $15,790,992 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost, net of tax effect	$16,902,256
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value, net of tax effect	(1,111,264)
Net unrealized appreciation, net of tax effect	$15,790,992

Portfolio Analysis

As of December 31, 2012

Percentage of Net Assets
Common Stock
Automobile Manufacturing	0.01%
Banking	10.73%
Bio Technology	0.17%
Chemical Manufacturing	0.41%
Communication Services	0.36%
Consumer Products and Services	0.12%
Diversified Computer Services	1.92%
Drug Manufacturers	0.03%
Electronics Stores	0.41%
Investment Services	1.29%
Iron and Steel	0.11%
Oil & Gas Operations	0.37%
Personal Computers	0.76%
Semi-Conductors	0.15%
Electric Utilities	119.41%
Natural Gas Utilities	2.03%
Waste Management	0.17%
Total Common Stock	138.45%

Preferred Stock
Diversified Banks	4.83%
Electric Utilities	1.08%
Life Insurance	0.13%
Total Preferred Stock	6.04%

Total Investment in Securities	144.49%

The accompanying notes are an integral part of these financial statements.

7

Daxor Corporation
Schedule of Investments (Continued)
December 31, 2012

Name of Issuer	Number of Shares in Short Position at 12/31/12	Value of Short Position at 12/31/12

Apple, Inc.	(8,000)	$(4,257,383)
Coach, Inc.	(15,000)	(832,650)
Gap, Inc.	(5,000)	(155,200)
General Electric Co.	(2,500)	(52,475)
Green Mountain Coffee Roasters Inc.	(15,000)	(620,100)
Intuitive Surgical, Inc.	(17,000)	(8,336,290)
KB Homes	(5,000)	(79,000)
Netflix, Inc.	(31,500)	(2,916,585)
NRG Energy, Inc.	(300)	(6,897)
Ralph Lauren Corporation	(3,000)	(449,760)
Pool Corp.	(5,000)	(211,600)
Simon Property Group Inc.	(28,000)	(4,426,520)
St. Joe Co.	(30,000)	(692,400)
Starbucks Corporation	(5,000)	(268,150)
Toll Brothers Inc.	(5,000)	(161,650)
Total Securities Sold Short (66.83%)		$($23,466,660)

Receivable from Broker (64.34%)		22,591,863

Securities Sold Short, net of receivable from broker (2.49%)		$(874,797)

The accompanying notes are an integral part of these financial statements.

8

Daxor Corporation
Summary of Options
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Open Options Written-(9.98%)
Call Options Written- (4.02%)
AK Steel Holding Corp.	(75)	7.00	03/15/2013	$(450)
Apple, Inc.	(5)	565.00	01/18/2013	(2,975)
Apple, Inc.	(5)	570.00	01/18/2013	(2,489)
Apple, Inc.	(5)	575.00	01/18/2013	(2,078)
Apple, Inc.	(5)	580.00	01/18/2013	(1,750)
Apple, Inc.	(5)	590.00	01/18/2013	(1,208)
Apple, Inc.	(5)	600.00	01/18/2013	(810)
Apple, Inc.	(5)	630.00	01/18/2013	(310)
Apple, Inc.	(5)	640.00	01/18/2013	(225)
Apple, Inc.	(5)	650.00	01/18/2013	(164)
Apple, Inc.	(5)	660.00	01/18/2013	(120)
Apple, Inc.	(5)	690.00	01/18/2013	(29)
Apple, Inc.	(5)	700.00	01/18/2013	(18)
Apple, Inc.	(5)	710.00	01/18/2013	(11)
Apple, Inc.	(5)	720.00	01/18/2013	(6)
Apple, Inc.	(5)	590.00	02/15/2013	(5,063)
Apple, Inc.	(10)	600.00	02/15/2013	(8,240)
Apple, Inc.	(15)	610.00	02/15/2013	(10,103)
Apple, Inc.	(5)	620.00	02/15/2013	(2,700)
Apple, Inc.	(5)	630.00	02/15/2013	(2,169)
Apple, Inc.	(5)	640.00	02/15/2013	(1,822)
Apple, Inc.	(5)	650.00	02/15/2013	(1,400)
Apple, Inc.	(5)	680.00	03/15/2013	(1,436)
Apple, Inc.	(5)	690.00	03/15/2013	(1,258)
Apple, Inc.	(10)	700.00	03/15/2013	(2,167)
Apple, Inc.	(5)	710.00	03/15/2013	(913)
Apple, Inc.	(5)	660.00	04/19/2013	(3,500)
Bank of America Corp.	(100)	10.00	01/18/2013	(16,450)
Bank of America Corp.	(150)	11.00	01/18/2013	(12,188)
Bank of America Corp.	(150)	12.50	01/18/2013	(2,062)
Bank of America Corp.	(125)	14.00	01/18/2013	(380)
Bank of America Corp.	(200)	15.00	01/18/2013	(183)
Bank of America Corp.	(50)	10.00	02/15/2013	(8,750)
Bank of America Corp.	(250)	11.00	02/15/2013	(24,750)
Bank of America Corp.	(50)	12.00	02/15/2013	(2,300)
Bank of America Corp.	(50)	11.00	03/15/2013	(5,684)
Bank of America Corp.	(50)	12.00	03/15/2013	(3,116)
Bank of America Corp.	(50)	13.00	03/15/2013	(1,526)
Bank of America Corp.	(50)	10.00	05/17/2013	(10,400)
Bank of America Corp.	(200)	11.00	05/17/2013	(28,067)
Bank of America Corp.	(250)	12.00	05/17/2013	(22,227)
Bank of America Corp.	(50)	13.00	05/17/2013	(2,800)
Bank of America Corp.	(50)	13.00	08/16/2013	(4,052)
Bank of America Corp.	(100)	14.00	08/16/2013	(5,409)
Bank of America Corp.	(50)	15.00	08/16/2013	(1,786)
Bank of America Corp.	(100)	15.00	01/17/2014	(6,899)
Bank of America Corp.	(50)	17.00	01/17/2014	(1,799)
Best Buy Co. Inc.	(50)	19.00	01/18/2013	(101)
Best Buy Co. Inc.	(50)	20.00	01/18/2013	(50)
Best Buy Co. Inc.	(50)	21.00	01/18/2013	(100)
Best Buy Co. Inc.	(50)	20.00	03/15/2013	(407)
Best Buy Co. Inc.	(50)	21.00	03/15/2013	(265)
Best Buy Co. Inc.	(50)	20.00	06/21/2013	(539)
Citigroup, Inc.	(50)	35.00	01/18/2013	(24,125)
Citigroup, Inc.	(115)	38.00	01/18/2013	(27,003)

The accompanying notes are an integral part of these financial statements.

9

Daxor Corporation
Summary of Options (Continued)
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Call Options Written- (4.02%)
Citigroup, Inc.	(50)	40.00	01/18/2013	$(5,725)
Exco Resources Inc.	(125)	12.00	03/15/2013	(55)
Exelon Corp.	(50)	35.00	01/18/2013	—
Exelon Corp.	(50)	33.00	04/19/2013	(1,000)
Exelon Corp.	(50)	34.00	04/19/2013	(625)
Exelon Corp.	(50)	35.00	04/19/2013	(515)
Exelon Corp.	(50)	36.00	04/19/2013	(301)
Exelon Corp.	(50)	34.00	07/19/2013	(1,375)
Exelon Corp.	(50)	35.00	07/19/2013	(952)
Exelon Corp.	(50)	36.00	07/19/2013	(643)
Exelon Corp.	(50)	35.00	01/17/2014	(2,750)
First Solar, Inc.	(50)	29.00	01/18/2013	(14,125)
First Solar, Inc.	(100)	30.00	01/18/2013	(22,313)
First Solar, Inc.	(50)	31.00	01/18/2013	(8,682)
First Solar, Inc.	(50)	33.00	03/15/2013	(13,275)
First Solar, Inc.	(50)	34.00	03/15/2013	(11,600)
First Solar, Inc.	(50)	35.00	03/15/2013	(10,125)
First Solar, Inc.	(35)	25.00	06/21/2013	(26,946)
First Solar, Inc.	(35)	35.00	06/21/2013	(10,927)
Green Mountain Coffee Roasters Inc.	(50)	30.00	01/18/2013	(56,650)
Green Mountain Coffee Roasters Inc.	(50)	31.00	01/18/2013	(51,875)
Green Mountain Coffee Roasters Inc.	(50)	32.00	01/18/2013	(47,125)
Green Mountain Coffee Roasters Inc.	(50)	33.00	01/18/2013	(42,250)
Green Mountain Coffee Roasters Inc.	(50)	34.00	01/18/2013	(37,500)
Hewlett Packard Co.	(50)	24.00	01/18/2013	(50)
Hewlett Packard Co.	(114)	25.00	01/18/2013	(50)
Hewlett Packard Co.	(50)	17.00	02/15/2013	(450)
Hewlett Packard Co.	(50)	25.00	02/15/2013	(50)
Hewlett Packard Co.	(50)	20.00	05/17/2013	(700)
Hewlett Packard Co.	(50)	23.00	05/17/2013	(225)
Hewlett Packard Co.	(50)	22.00	08/16/2013	(850)
Intuitive Surgical, Inc.	(5)	430.00	01/18/2013	(31,125)
Intuitive Surgical, Inc.	(5)	440.00	01/18/2013	(26,450)
Intuitive Surgical, Inc.	(5)	450.00	01/18/2013	(21,775)
Intuitive Surgical, Inc.	(5)	460.00	01/18/2013	(17,500)
Intuitive Surgical, Inc.	(5)	470.00	01/18/2013	(13,700)
Intuitive Surgical, Inc.	(5)	480.00	01/18/2013	(10,225)
Intuitive Surgical, Inc.	(10)	490.00	01/18/2013	(14,687)
Intuitive Surgical, Inc.	(5)	500.00	01/18/2013	(5,050)
Intuitive Surgical, Inc.	(5)	510.00	01/18/2013	(3,300)
Intuitive Surgical, Inc.	(5)	520.00	01/18/2013	(2,200)
Intuitive Surgical, Inc.	(5)	530.00	01/18/2013	(1,463)
Intuitive Surgical, Inc.	(5)	570.00	01/18/2013	(329)
Intuitive Surgical, Inc.	(5)	580.00	01/18/2013	(222)
Intuitive Surgical, Inc.	(5)	530.00	02/15/2013	(5,700)
Intuitive Surgical, Inc.	(5)	540.00	02/15/2013	(4,400)
Intuitive Surgical, Inc.	(15)	560.00	02/15/2013	(7,864)
Intuitive Surgical, Inc.	(15)	570.00	02/15/2013	(6,048)
Intuitive Surgical, Inc.	(5)	575.00	02/15/2013	(1,777)
Intuitive Surgical, Inc.	(10)	580.00	02/15/2013	(3,047)
Intuitive Surgical, Inc.	(10)	585.00	02/15/2013	(2,618)

The accompanying notes are an integral part of these financial statements.

10

Daxor Corporation
Summary of Options (Continued)
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Call Options Written- (4.02%)
Intuitive Surgical, Inc.	(15)	590.00	02/15/2013	(3,396)
Intuitive Surgical, Inc.	(10)	600.00	02/15/2013	(1,621)
Intuitive Surgical, Inc.	(5)	580.00	04/19/2013	$(4,675)
Intuitive Surgical, Inc.	(5)	590.00	04/19/2013	(3,950)
Intuitive Surgical, Inc.	(5)	620.00	04/19/2013	(2,150)
MannKind Corp	(100)	3.00	01/18/2013	(100)
Mannkind Corp.	(50)	3.00	02/15/2013	(300)
Mannkind Corp.	(50)	3.50	03/15/2013	(550)
Morgan Stanley	(97)	20.00	01/18/2013	(2,876)
Netflix, Inc.	(50)	75.00	01/18/2013	(89,375)
Netflix, Inc.	(50)	80.00	01/18/2013	(66,250)
Netflix, Inc.	(50)	85.00	01/18/2013	(45,625)
Netflix, Inc.	(50)	90.00	01/18/2013	(28,750)
Netflix, Inc.	(50)	85.00	03/15/2013	(71,250)
Netflix, Inc.	(50)	90.00	03/15/2013	(58,125)
Netflix, Inc.	(50)	95.00	03/15/2013	(46,646)
Netflix, Inc.	(50)	100.00	03/15/2013	(37,131)
Netflix, Inc.	(50)	105.00	03/15/2013	(28,875)
NRG Energy, Inc.	(14)	24.00	01/18/2013	(370)
NutriSystem, Inc.	(50)	12.00	01/18/2013	(750)
Popular, Inc.	(17)	23.00	01/18/2013	(170)
Research In Motion Limited	(50)	10.00	01/18/2013	(10,134)
Research In Motion Limited	(50)	12.00	01/18/2013	(3,625)
Research In Motion Limited	(50)	11.00	02/15/2013	(9,295)
Research In Motion Limited	(50)	12.00	03/15/2013	(8,575)
St. Joe Co.	(100)	20.00	01/18/2013	(30,750)
St. Joe Co.	(150)	22.00	01/18/2013	(17,250)
St. Joe Co.	(100)	25.00	01/18/2013	(1,000)
UBS AG	(50)	14.00	06/21/2013	(12,125)
United States Natural Gas Fund, LLP	(63)	26.00	01/18/2013	(8)
United States Natural Gas Fund, LLP	(56)	31.00	04/19/2013	(112)
USEC, Inc.	(350)	1.00	01/18/2013	(1,505)
USEC, Inc.	(200)	1.50	01/18/2013	(1,000)
USEC, Inc.	(150)	2.00	01/18/2013	(250)
USEC, Inc.	(200)	3.50	01/18/2013	(1,000)
USEC, Inc.	(300)	5.00	01/18/2013	(1,500)
USEC, Inc.	(125)	7.00	01/18/2013	(625)
USEC, Inc.	(150)	1.00	04/19/2013	(1,257)
Veolia Environnement SA	(50)	15.00	04/19/2013	(1,250)
Total Call Options Written				$(1,410,217)

The accompanying notes are an integral part of these financial statements.

11

Daxor Corporation
Summary of Options (Continued)
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE

Put Options Written- (5.96%)
Abercrombie & Fitch Co.	(50)	30.00	01/18/2013	$(50)
Abercrombie & Fitch Co.	(50)	35.00	01/18/2013	(700)
Abercrombie & Fitch Co.	(50)	35.00	05/17/2013	(5,950)
AES Corporation	(65)	10.00	01/18/2013	(325)
AK Steel Holding Corp.	(76)	7.00	06/21/2013	(19,484)
Alcoa, Inc.	(50)	7.50	01/18/2013	(150)
Altria Group Inc.	(50)	17.50	01/18/2013	(50)
Ameren Corp.	(50)	22.50	01/18/2013	—
American Electric Power Co. Inc.	(75)	30.00	01/18/2013	—
American Express Company	(50)	20.00	01/18/2013	—
Ameren Corp.	(50)	22.50	01/18/2013	—
American Electric Power Co. Inc.	(75)	30.00	01/18/2013	—
American Express Company	(50)	20.00	01/18/2013	—
American International Group, Inc.	(100)	27.00	01/18/2013	(251)
American International Group, Inc.	(100)	28.00	01/18/2013	(305)
American International Group, Inc.	(50)	29.00	01/18/2013	(200)
American International Group, Inc.	(50)	30.00	01/18/2013	(300)
American International Group, Inc.	(50)	31.00	01/18/2013	(400)
American International Group, Inc.	(50)	25.00	02/15/2013	(250)
American International Group, Inc.	(100)	26.00	02/15/2013	(812)
American International Group, Inc.	(50)	27.00	02/15/2013	(500)
American International Group, Inc.	(50)	28.00	02/15/2013	(650)
American International Group, Inc.	(50)	29.00	02/15/2013	(950)
American International Group, Inc.	(50)	30.00	02/15/2013	(1,300)
American International Group, Inc.	(50)	25.00	05/17/2013	(1,900)
American International Group, Inc.	(100)	26.00	05/17/2013	(4,800)
American International Group, Inc.	(100)	27.00	05/17/2013	(5,900)
American International Group, Inc.	(50)	28.00	05/17/2013	(3,650)
American International Group, Inc.	(50)	29.00	05/17/2013	(4,450)
American International Group, Inc.	(50)	30.00	05/17/2013	(5,450)
American International Group, Inc.	(50)	20.00	08/16/2013	(1,075)
American International Group, Inc.	(50)	21.00	08/16/2013	(1,375)
American International Group, Inc.	(50)	22.00	08/16/2013	(1,775)
American International Group, Inc.	(50)	23.00	08/16/2013	(2,225)
American International Group, Inc.	(100)	25.00	01/17/2014	(14,100)
American International Group, Inc.	(100)	27.00	01/17/2014	(19,000)
American International Group, Inc.	(100)	30.00	01/17/2014	(28,400)
American International Group, Inc.	(25)	32.00	01/17/2014	(9,000)
Apple, Inc.	(5)	420.00	01/18/2013	(204)
Apple, Inc.	(5)	430.00	01/18/2013	(260)
Apple, Inc.	(5)	440.00	01/18/2013	(372)
Apple, Inc.	(5)	450.00	01/18/2013	(494)
Apple, Inc.	(5)	460.00	01/18/2013	(712)
Apple, Inc.	(10)	470.00	01/18/2013	(1,933)
Apple, Inc.	(5)	480.00	01/18/2013	(1,355)
Apple, Inc.	(5)	490.00	01/18/2013	(2,041)
Apple, Inc.	(5)	500.00	01/18/2013	(2,868)
Apple, Inc.	(5)	410.00	02/15/2013	(908)
Apple, Inc.	(5)	420.00	02/15/2013	(1,194)
Apple, Inc.	(5)	430.00	02/15/2013	(1,528)
Astrazeneca PLC	(50)	40.00	01/18/2013	(250)

The accompanying notes are an integral part of these financial statements.

12

Daxor Corporation
Summary of Options (Continued)
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written- (5.96%)
AT&T, Inc.	(40)	25.00	01/18/2013	$(76)
AT&T, Inc.	(50)	30.00	04/19/2013	(2,201)
AT&T, Inc.	(50)	28.00	07/19/2013	(2,900)
AT&T, Inc.	(50)	30.00	07/19/2013	(4,825)
Bank of America Corp.	(50)	2.50	01/18/2013	(50)
Bank of America Corp.	(50)	3.00	01/18/2013	(50)
Bank of America Corp.	(50)	4.00	01/18/2013	(50)
Bank of America Corp.	(200)	5.00	01/18/2013	(150)
Bank of America Corp.	(200)	7.50	01/18/2013	(102)
Bank of America Corp.	(350)	9.00	01/18/2013	(405)
Bank of America Corp.	(250)	10.00	01/18/2013	(1,500)
Bank of America Corp.	(100)	11.00	01/18/2013	(2,000)
Bank of America Corp.	(50)	5.00	02/15/2013	(50)
Bank of America Corp.	(100)	6.00	02/15/2013	(200)
Bank of America Corp.	(150)	7.00	02/15/2013	(300)
Bank of America Corp.	(300)	8.00	02/15/2013	(878)
Bank of America Corp.	(550)	9.00	02/15/2013	(3,029)
Bank of America Corp.	(425)	10.00	02/15/2013	(6,163)
Bank of America Corp.	(148)	11.00	02/15/2013	(5,476)
Bank of America Corp.	(100)	12.00	02/15/2013	(8,500)
Bank of America Corp.	(100)	8.00	03/15/2013	(474)
Bank of America Corp.	(175)	9.00	03/15/2013	(1,854)
Bank of America Corp.	(400)	10.00	03/15/2013	(9,219)
Bank of America Corp.	(350)	11.00	03/15/2013	(18,139)
Bank of America Corp.	(100)	12.00	03/15/2013	(10,050)
Bank of America Corp.	(100)	5.00	05/17/2013	(250)
Bank of America Corp.	(150)	6.00	05/17/2013	(600)
Bank of America Corp.	(300)	7.00	05/17/2013	(2,100)
Bank of America Corp.	(550)	8.00	05/17/2013	(7,130)
Bank of America Corp.	(525)	9.00	05/17/2013	(12,014)
Bank of America Corp.	(575)	10.00	05/17/2013	(25,300)
Bank of America Corp.	(575)	11.00	05/17/2013	(44,821)
Bank of America Corp.	(150)	12.00	05/17/2013	(19,200)
Bank of America Corp.	(175)	7.00	08/16/2013	(2,724)
Bank of America Corp.	(275)	8.00	08/16/2013	(7,160)
Bank of America Corp.	(485)	9.00	08/16/2013	(20,942)
Bank of America Corp.	(425)	10.00	08/16/2013	(28,967)
Bank of America Corp.	(200)	11.00	08/16/2013	(21,035)
Bank of America Corp.	(300)	12.00	08/16/2013	(46,541)
Bank of America Corp.	(5)	13.00	08/16/2013	(1,088)
Bank of America Corp.	(125)	7.00	01/17/2014	(4,063)
Bank of America Corp.	(200)	10.00	01/17/2014	(21,211)
Bank of America Corp.	(100)	12.00	01/17/2014	(19,800)
Bank of America Corp.	(75)	7.00	01/16/2015	(5,400)
Bank of America Corp.	(100)	10.00	01/16/2015	(17,500)
Bank of New York Corporation	(50)	17.50	01/18/2013	(150)
Bank of New York Corporation	(50)	19.00	01/18/2013	(200)
Bank of New York Corporation	(50)	16.00	03/15/2013	(265)
Bank of New York Corporation	(100)	17.00	03/15/2013	(700)
Bank of New York Corporation	(50)	20.00	03/15/2013	(743)
Bank of New York Corporation	(50)	18.00	06/21/2013	(1,350)
Bank of New York Corporation	(50)	19.00	06/21/2013	(1,800)

The accompanying notes are an integral part of these financial statements.

13

Daxor Corporation
Summary of Options (Continued)
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written- (5.96%)
Bank of New York Corporation	(50)	20.00	06/21/2013	$(2,175)
Bank of New York Corporation	(75)	15.00	01/17/2014	(4,050)
Best Buy Co. Inc.	(37)	25.00	01/18/2013	(49,025)
Best Buy Co. Inc.	(50)	19.00	06/21/2013	(37,784)
Best Buy Co. Inc.	(100)	20.00	06/21/2013	(84,862)
Best Buy Co. Inc.	(15)	21.00	06/21/2013	(14,552)
Best Buy Co. Inc.	(28)	22.00	06/21/2013	(29,470)
Blackstone Group LP	(50)	10.00	01/18/2013	(100)
Blackstone Group LP	(60)	11.00	03/15/2013	(274)
Blackstone Group LP	(50)	11.00	06/21/2013	(1,159)
BP PLC	(50)	25.00	01/18/2013	—
BP PLC	(50)	30.00	01/18/2013	(75)
BP PLC	(50)	35.00	01/18/2013	(287)
BP PLC	(50)	36.00	01/18/2013	(326)
BP PLC	(100)	37.00	01/18/2013	(802)
BP PLC	(50)	38.00	01/18/2013	(527)
BP PLC	(50)	25.00	04/19/2013	(475)
BP PLC	(50)	28.00	04/19/2013	(625)
BP PLC	(50)	30.00	04/19/2013	(925)
BP PLC	(50)	31.00	04/19/2013	(1,050)
BP PLC	(50)	32.00	04/19/2013	(1,200)
BP PLC	(50)	33.00	04/19/2013	(1,450)
BP PLC	(50)	35.00	04/19/2013	(2,300)
BP PLC	(50)	25.00	07/19/2013	(992)
BP PLC	(50)	30.00	07/19/2013	(2,250)
BP PLC	(50)	31.00	07/19/2013	(2,700)
BP PLC	(100)	30.00	01/17/2014	(11,700)
Chubb Corporation	(50)	40.00	01/18/2013	—
Cisco Systems, Inc.	(50)	12.50	01/18/2013	(50)
Cisco Systems, Inc.	(100)	15.00	01/18/2013	(200)
Cisco Systems, Inc.	(50)	16.00	01/18/2013	(75)
Cisco Systems, Inc.	(75)	15.00	04/19/2013	(900)
Cisco Systems, Inc.	(50)	16.00	04/19/2013	(1,050)
Cisco Systems, Inc.	(50)	15.00	07/19/2013	(1,622)
Cisco Systems, Inc.	(50)	16.00	07/19/2013	(2,319)
Cisco Systems, Inc.	(50)	17.00	07/19/2013	(3,403)
Cisco Systems, Inc.	(50)	13.00	01/17/2014	(2,206)
Cisco Systems, Inc.	(50)	15.00	01/17/2014	(3,945)
Citigroup, Inc.	(125)	25.00	01/18/2013	(166)
Citigroup, Inc.	(50)	30.00	01/18/2013	(246)
Citigroup, Inc.	(50)	31.00	01/18/2013	(313)
Citigroup, Inc.	(50)	32.00	01/18/2013	(396)
Citigroup, Inc.	(50)	27.00	02/15/2013	(517)
Citigroup, Inc.	(50)	28.00	02/15/2013	(593)
Citigroup, Inc.	(50)	29.00	02/15/2013	(726)
Citigroup, Inc.	(50)	30.00	02/15/2013	(897)
Citigroup, Inc.	(50)	31.00	02/15/2013	(1,080)
Citigroup, Inc.	(50)	32.00	02/15/2013	(1,300)
Citigroup, Inc.	(50)	33.00	02/15/2013	(1,675)
Citigroup, Inc.	(50)	34.00	02/15/2013	(2,175)
Citigroup, Inc.	(100)	25.00	03/15/2013	(1,400)
Citigroup, Inc.	(50)	26.00	03/15/2013	(800)

The accompanying notes are an integral part of these financial statements.

14

Daxor Corporation
Summary of Options (Continued)
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written- (5.96%)
Citigroup, Inc.	(50)	27.00	03/15/2013	$(1,005)
Citigroup, Inc.	(50)	28.00	03/15/2013	(1,172)
Citigroup, Inc.	(100)	29.00	03/15/2013	(2,678)
Citigroup, Inc.	(200)	30.00	03/15/2013	(6,568)
Citigroup, Inc.	(50)	31.00	03/15/2013	(2,032)
Citigroup, Inc.	(50)	32.00	03/15/2013	(2,400)
Citigroup, Inc.	(50)	33.00	03/15/2013	(2,975)
Citigroup, Inc.	(50)	32.00	04/19/2013	(3,750)
Citigroup, Inc.	(50)	25.00	06/21/2013	(1,900)
Citigroup, Inc.	(50)	26.00	06/21/2013	(2,325)
Citigroup, Inc.	(100)	27.00	06/21/2013	(5,550)
Citigroup, Inc.	(50)	28.00	06/21/2013	(3,250)
Citigroup, Inc.	(150)	29.00	06/21/2013	(11,475)
Citigroup, Inc.	(50)	30.00	06/21/2013	(4,589)
Citigroup, Inc.	(50)	31.00	06/21/2013	(5,284)
Citigroup, Inc.	(35)	32.00	06/21/2013	(4,375)
Citigroup, Inc.	(100)	25.00	09/20/2013	(6,900)
Citigroup, Inc.	(50)	28.00	09/20/2013	(5,350)
Citigroup, Inc.	(50)	25.00	01/17/2014	(5,850)
Coach, Inc.	(50)	30.00	01/18/2013	(250)
Coach, Inc.	(50)	35.00	01/18/2013	(250)
Coach, Inc.	(50)	45.00	01/18/2013	(500)
Coach, Inc.	(50)	50.00	01/18/2013	(1,250)
Coach, Inc.	(100)	35.00	02/15/2013	(1,500)
Coach, Inc.	(50)	40.00	02/15/2013	(900)
Coach, Inc.	(50)	45.00	02/15/2013	(2,250)
Coach, Inc.	(50)	30.00	05/17/2013	(579)
Coach, Inc.	(50)	35.00	05/17/2013	(1,491)
Coach, Inc.	(20)	40.00	05/17/2013	(1,383)
Consolidated Edison, Inc.	(50)	40.00	01/18/2013	—
Consolidated Edison, Inc.	(50)	45.00	01/18/2013	—
Consolidated Edison, Inc.	(45)	40.00	01/17/2014	(2,427)
Consolidated Edison, Inc.	(35)	45.00	01/17/2014	(3,843)
CROCS, Inc.	(50)	12.50	01/18/2013	(500)
CROCS, Inc.	(30)	9.00	06/21/2013	(702)
Delta Air Lines Inc.	(50)	7.50	01/18/2013	(5)
Delta Air Lines Inc.	(50)	7.00	06/21/2013	(875)
Delta Air Lines Inc.	(50)	8.00	06/21/2013	(1,392)
Duke Energy Corp.	(75)	15.00	01/18/2013	—
Eli Lilly & Co.	(75)	25.00	01/18/2013	—
Entergy Corp.	(50)	60.00	03/15/2013	(4,500)
Exco Resources Inc.	(50)	8.00	03/15/2013	(7,375)
Exco Resources Inc.	(50)	7.00	03/15/2013	(3,784)
Exelon Corp.	(50)	32.00	01/18/2013	(12,000)
Exelon Corp.	(50)	33.00	01/18/2013	(16,500)
Exelon Corp.	(25)	34.00	01/18/2013	(10,750)
Exelon Corp.	(13)	35.00	01/18/2013	(6,890)
Exelon Corp.	(50)	30.00	04/19/2013	(8,250)
Exelon Corp.	(50)	31.00	04/19/2013	(11,500)
Exelon Corp.	(50)	32.00	04/19/2013	(15,250)
Exelon Corp.	(50)	33.00	04/19/2013	(19,500)
Exelon Corp.	(22)	35.00	07/19/2013	(13,816)

The accompanying notes are an integral part of these financial statements.

15

Daxor Corporation
Summary of Options (Continued)
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written- (5.96%)
First Solar, Inc.	(50)	31.00	01/18/2013	$(10,350)
First Solar, Inc.	(50)	25.00	02/15/2013	(5,083)
First Solar, Inc.	(50)	26.00	02/15/2013	(6,361)
First Solar, Inc.	(50)	15.00	03/15/2013	(1,000)
First Solar, Inc.	(50)	20.00	06/21/2013	(7,823)
First Solar, Inc.	(50)	25.00	06/21/2013	(16,000)
First Solar, Inc.	(35)	26.00	06/21/2013	(12,757)
Gap, Inc.	(100)	15.00	01/18/2013	—
Gap, Inc.	(100)	17.50	01/18/2013	—
Gap, Inc.	(75)	19.00	03/15/2013	(563)
General Electric Co.	(50)	10.00	01/18/2013	(50)
General Electric Co.	(65)	12.50	01/18/2013	(65)
General Electric Co.	(125)	15.00	01/18/2013	(250)
General Electric Co.	(100)	17.50	01/18/2013	(359)
General Electric Co.	(50)	16.00	03/15/2013	(425)
General Electric Co.	(50)	17.00	03/15/2013	(625)
General Electric Co.	(50)	17.00	05/17/2013	(635)
General Electric Co.	(50)	16.00	06/21/2013	(1,300)
General Electric Co.	(50)	17.00	06/21/2013	(1,854)
General Electric Co.	(75)	13.00	09/20/2013	(1,416)
General Electric Co.	(100)	15.00	09/20/2013	(3,464)
General Electric Co.	(100)	16.00	09/20/2013	(4,600)
General Electric Co.	(50)	18.00	09/20/2013	(4,040)
General Electric Co.	(50)	10.00	01/17/2014	(700)
General Electric Co.	(50)	13.00	01/17/2014	(1,700)
General Electric Co.	(50)	15.00	01/17/2014	(2,875)
General Motors Company	(50)	16.00	01/18/2013	(100)
General Motors Company	(100)	22.50	01/18/2013	(500)
General Motors Company	(100)	25.00	01/18/2013	(1,058)
General Motors Company	(50)	18.00	03/15/2013	(465)
General Motors Company	(50)	24.00	03/15/2013	(1,947)
General Motors Company	(164)	25.00	03/15/2013	(8,464)
General Motors Company	(50)	16.00	06/21/2013	(800)
General Motors Company	(50)	17.00	06/21/2013	(975)
General Motors Company	(50)	18.00	06/21/2013	(1,225)
General Motors Company	(50)	19.00	06/21/2013	(1,500)
Goldman Sachs Group	(50)	80.00	01/18/2013	(200)
Goldman Sachs Group	(50)	85.00	01/18/2013	(450)
Goldman Sachs Group	(50)	90.00	01/18/2013	(600)
Goldman Sachs Group	(50)	95.00	01/18/2013	(750)
Goldman Sachs Group	(50)	100.00	01/18/2013	(1,100)
Goldman Sachs Group	(50)	70.00	04/19/2013	(1,425)
Goldman Sachs Group	(50)	75.00	04/19/2013	(1,750)
Goldman Sachs Group	(50)	80.00	04/19/2013	(2,500)
Goldman Sachs Group	(100)	85.00	04/19/2013	(6,162)
Goldman Sachs Group	(200)	90.00	04/19/2013	(16,364)
Goldman Sachs Group	(100)	95.00	04/19/2013	(11,000)
Goldman Sachs Group	(50)	80.00	07/19/2013	(5,364)
Goldman Sachs Group	(50)	85.00	07/19/2013	(7,000)
Goldman Sachs Group	(100)	75.00	01/17/2014	(21,620)
Goldman Sachs Group	(100)	80.00	01/17/2014	(27,470)
Green Mountain Coffee Roasters Inc.	(50)	22.00	01/18/2013	(150)

The accompanying notes are an integral part of these financial statements.

16

Daxor Corporation
Summary of Options (Continued)
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written- (5.96%)
Green Mountain Coffee Roasters Inc.	(50)	30.00	01/18/2013	$(425)
Green Mountain Coffee Roasters Inc.	(50)	31.00	01/18/2013	(600)
Green Mountain Coffee Roasters Inc.	(50)	32.00	01/18/2013	(650)
Green Mountain Coffee Roasters Inc.	(50)	33.00	01/18/2013	(950)
Green Mountain Coffee Roasters Inc.	(50)	34.00	01/18/2013	(1,200)
Green Mountain Coffee Roasters Inc.	(50)	30.00	02/15/2013	(4,475)
Green Mountain Coffee Roasters Inc.	(50)	35.00	02/15/2013	(10,175)
Green Mountain Coffee Roasters Inc.	(50)	15.00	03/15/2013	(114)
Green Mountain Coffee Roasters Inc.	(50)	25.00	03/15/2013	(2,400)
Green Mountain Coffee Roasters Inc.	(50)	26.00	03/15/2013	(2,925)
Green Mountain Coffee Roasters Inc.	(50)	27.00	03/15/2013	(3,475)
Green Mountain Coffee Roasters Inc.	(50)	28.00	03/15/2013	(4,175)
Green Mountain Coffee Roasters Inc.	(100)	29.00	03/15/2013	(9,900)
Green Mountain Coffee Roasters Inc.	(50)	30.00	03/15/2013	(5,900)
Green Mountain Coffee Roasters Inc.	(50)	31.00	03/15/2013	(6,925)
Green Mountain Coffee Roasters Inc.	(50)	32.00	03/15/2013	(8,100)
Green Mountain Coffee Roasters Inc.	(50)	20.00	06/21/2013	(3,100)
Green Mountain Coffee Roasters Inc.	(50)	21.00	06/21/2013	(3,603)
Green Mountain Coffee Roasters Inc.	(50)	22.00	06/21/2013	(4,385)
Green Mountain Coffee Roasters Inc.	(50)	23.00	06/21/2013	(5,206)
Green Mountain Coffee Roasters Inc.	(50)	25.00	06/21/2013	(6,825)
Green Mountain Coffee Roasters Inc.	(100)	26.00	06/21/2013	(16,050)
Green Mountain Coffee Roasters Inc.	(50)	27.00	06/21/2013	(9,225)
Hartford Financial Services Group, Inc.	(100)	10.00	01/18/2013	(200)
Hartford Financial Services Group, Inc.	(50)	13.00	03/15/2013	(281)
Hartford Financial Services Group, Inc.	(50)	14.00	03/15/2013	(362)
Hartford Financial Services Group, Inc.	(50)	15.00	03/15/2013	(475)
Hartford Financial Services Group, Inc.	(50)	15.00	06/21/2013	(1,388)
Hartford Financial Services Group, Inc.	(50)	13.00	01/17/2014	(2,400)
Hewlett Packard Co.	(50)	20.00	01/18/2013	(28,758)
Hewlett Packard Co.	(70)	22.00	01/18/2013	(54,335)
Hewlett Packard Co.	(3)	25.00	01/18/2013	(3,225)
Hewlett Packard Co.	(50)	11.00	02/15/2013	(525)
Hewlett Packard Co.	(50)	11.00	05/17/2013	(2,050)
Hewlett Packard Co.	(75)	10.00	01/17/2014	(6,263)
Intuitive Surgical, Inc.	(5)	390.00	01/18/2013	(162)
Intuitive Surgical, Inc.	(5)	400.00	01/18/2013	(237)
Intuitive Surgical, Inc.	(15)	420.00	01/18/2013	(1,437)
Intuitive Surgical, Inc.	(10)	430.00	01/18/2013	(1,527)
Intuitive Surgical, Inc.	(5)	440.00	01/18/2013	(1,188)
Intuitive Surgical, Inc.	(10)	450.00	01/18/2013	(3,250)
Intuitive Surgical, Inc.	(10)	460.00	01/18/2013	(4,913)
Intuitive Surgical, Inc.	(10)	470.00	01/18/2013	(7,337)
Intuitive Surgical, Inc.	(15)	480.00	01/18/2013	(15,413)
Intuitive Surgical, Inc.	(5)	485.00	01/18/2013	(6,075)
Intuitive Surgical, Inc.	(5)	490.00	01/18/2013	(7,459)
Intuitive Surgical, Inc.	(5)	370.00	02/15/2013	(1,008)
Intuitive Surgical, Inc.	(5)	380.00	02/15/2013	(1,275)
Intuitive Surgical, Inc.	(5)	390.00	02/15/2013	(1,628)
Intuitive Surgical, Inc.	(5)	400.00	02/15/2013	(2,099)
Intuitive Surgical, Inc.	(5)	390.00	04/19/2013	(4,200)
Intuitive Surgical, Inc.	(5)	400.00	04/19/2013	(5,050)

The accompanying notes are an integral part of these financial statements.

17

Daxor Corporation
Summary of Options (Continued)
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written- (5.96%)
Intuitive Surgical, Inc.	(5)	320.00	07/19/2013	$(2,800)
Ishares Silver Trust	(50)	15.00	01/18/2013	(50)
Johnson & Johnson	(50)	45.00	01/18/2013	(100)
Johnson Controls Inc.	(50)	23.00	01/18/2013	(250)
Johnson Controls Inc.	(50)	23.00	04/19/2013	(1,250)
Johnson Controls Inc.	(50)	20.00	07/19/2013	(1,556)
JP Morgan Chase & Co.	(50)	30.00	03/15/2013	(650)
JP Morgan Chase & Co.	(50)	31.00	03/15/2013	(725)
JP Morgan Chase & Co.	(50)	30.00	06/21/2013	(2,025)
JP Morgan Chase & Co.	(50)	31.00	06/21/2013	(2,379)
JP Morgan Chase & Co.	(50)	23.00	09/20/2013	(1,469)
JP Morgan Chase & Co.	(50)	25.00	09/20/2013	(1,884)
KB Home	(50)	5.00	01/18/2013	(50)
KB Home	(50)	7.50	01/18/2013	(100)
KB Home	(50)	9.00	01/18/2013	(100)
KB Home	(100)	10.00	01/18/2013	(200)
KB Home	(50)	11.00	01/18/2013	(150)
KB Home	(50)	12.50	01/18/2013	(150)
KB Home	(100)	10.00	04/19/2013	(1,850)
KB Home	(50)	11.00	04/19/2013	(1,475)
KB Home	(50)	12.00	04/19/2013	(2,364)
Keycorp	(100)	7.50	01/18/2013	(500)
Lennar Corp.	(50)	21.00	01/18/2013	—
Lennar Corp.	(40)	20.00	02/15/2013	(141)
Merck & Co., Inc.	(50)	25.00	01/18/2013	(4)
Merck & Co., Inc.	(50)	25.00	01/17/2014	(2,150)
Microsoft Corporation	(50)	25.00	01/18/2013	(500)
Microsoft Corporation	(60)	24.00	04/19/2013	(3,072)
Microsoft Corporation	(40)	25.00	04/19/2013	(3,020)
Monsanto Co.	(50)	40.00	01/18/2013	(100)
Morgan Stanley	(50)	10.00	01/18/2013	(63)
Morgan Stanley	(50)	13.00	01/18/2013	(139)
Morgan Stanley	(50)	14.00	01/18/2013	(181)
Morgan Stanley	(75)	15.00	01/18/2013	(345)
Morgan Stanley	(78)	20.00	01/18/2013	(9,188)
Morgan Stanley	(50)	13.00	04/19/2013	(875)
Morgan Stanley	(100)	14.00	04/19/2013	(2,546)
Morgan Stanley	(50)	15.00	04/19/2013	(1,865)
Morgan Stanley	(75)	19.00	04/19/2013	(11,212)
Morgan Stanley	(100)	20.00	04/19/2013	(20,300)
Morgan Stanley	(50)	10.00	07/19/2013	(864)
Morgan Stanley	(50)	11.00	07/19/2013	(1,184)
Morgan Stanley	(50)	12.00	07/19/2013	(1,520)
Morgan Stanley	(50)	15.00	07/19/2013	(3,582)
National Grid PLC	(50)	50.00	03/15/2013	(1,125)
Netflix, Inc.	(50)	45.00	01/18/2013	(200)
Netflix, Inc.	(50)	50.00	01/18/2013	(200)
Netflix, Inc.	(50)	55.00	01/18/2013	(200)
Netflix, Inc.	(50)	60.00	01/18/2013	(150)
Netflix, Inc.	(50)	62.50	01/18/2013	(350)
Netflix, Inc.	(50)	65.00	01/18/2013	(250)
Netflix, Inc.	(50)	67.50	01/18/2013	(400)

The accompanying notes are an integral part of these financial statements.

18

 Daxor Corporation
Summary of Options (Continued)
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written- (5.96%)
Netflix, Inc.	(50)	70.00	01/18/2013	$(500)
Netflix, Inc.	(50)	72.50	01/18/2013	(700)
Netflix, Inc.	(50)	80.00	01/18/2013	(3,000)
Netflix, Inc.	(50)	45.00	03/15/2013	(450)
Netflix, Inc.	(50)	50.00	03/15/2013	(900)
Netflix, Inc.	(100)	55.00	03/15/2013	(3,850)
Netflix, Inc.	(50)	57.50	03/15/2013	(2,750)
Netflix, Inc.	(50)	60.00	03/15/2013	(3,900)
Netflix, Inc.	(50)	62.50	03/15/2013	(5,075)
Netflix, Inc.	(50)	65.00	03/15/2013	(6,700)
Netflix, Inc.	(50)	45.00	06/21/2013	(3,587)
Netflix, Inc.	(50)	50.00	06/21/2013	(6,123)
Netflix, Inc.	(50)	55.00	06/21/2013	(9,466)
Newmont Mining Corp.	(50)	38.00	01/18/2013	(37)
Newmont Mining Corp.	(50)	40.00	01/18/2013	(163)
Newmont Mining Corp.	(50)	38.00	03/15/2013	(1,828)
Newmont Mining Corp.	(50)	35.00	06/21/2013	(3,197)
NRG Energy, Inc.	(50)	16.00	01/18/2013	(250)
NRG Energy, Inc.	(100)	17.50	01/18/2013	(500)
NRG Energy, Inc.	(50)	15.00	03/15/2013	(750)
NRG Energy, Inc.	(50)	16.00	03/15/2013	(500)
NRG Energy, Inc.	(100)	17.00	03/15/2013	(1,250)
NRG Energy, Inc.	(50)	18.00	03/15/2013	(1,000)
NRG Energy, Inc.	(100)	19.00	03/15/2013	(2,500)
NRG Energy, Inc.	(50)	15.00	06/21/2013	(1,172)
NRG Energy, Inc.	(50)	16.00	06/21/2013	(1,536)
NRG Energy, Inc.	(50)	17.00	06/21/2013	(2,048)
NRG Energy, Inc.	(50)	18.00	06/21/2013	(2,691)
NRG Energy, Inc.	(50)	15.00	01/17/2014	(3,500)
Pitney Bowes Inc.	(50)	15.00	01/18/2013	(22,050)
Pitney Bowes Inc.	(50)	16.00	01/18/2013	(27,000)
Pool Corp.	(50)	25.00	01/18/2013	(500)
PPL Corporation	(30)	25.00	04/19/2013	(589)
Ralph Lauren Corporation	(50)	55.00	01/18/2013	(500)
Ralph Lauren Corporation	(50)	60.00	01/18/2013	(500)
Ralph Lauren Corporation	(50)	80.00	01/18/2013	—
Ralph Lauren Corporation	(50)	85.00	04/19/2013	(1,207)
Ralph Lauren Corporation	(50)	90.00	04/19/2013	(1,725)
Ralph Lauren Corporation	(50)	100.00	04/19/2013	(3,167)
Ralph Lauren Corporation	(25)	80.00	07/19/2013	(1,674)
Research In Motion Limited	(40)	10.00	01/18/2013	(657)
Research In Motion Limited	(50)	10.00	02/15/2013	(3,089)
Research In Motion Limited	(35)	9.00	03/15/2013	(1,979)
Research In Motion Limited	(35)	10.00	03/15/2013	(3,199)
Research In Motion Limited	(35)	8.00	06/21/2013	(2,682)
Simon Property Group Inc.	(35)	99.80	01/18/2013	(140)
Simon Property Group Inc.	(30)	129.80	01/18/2013	(165)
Simon Property Group Inc.	(30)	134.80	01/18/2013	(330)
Simon Property Group Inc.	(30)	139.80	01/18/2013	(210)
Simon Property Group Inc.	(30)	144.80	01/18/2013	(415)
Simon Property Group Inc.	(30)	95.00	04/19/2013	(588)
Simon Property Group Inc.	(30)	100.00	04/19/2013	(727)

The accompanying notes are an integral part of these financial statements.

19

Daxor Corporation
Summary of Options (Continued)
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written- (5.96%)
Simon Property Group Inc.	(30)	105.00	04/19/2013	$(950)
Simon Property Group Inc.	(30)	110.00	04/19/2013	(1,139)
Simon Property Group Inc.	(30)	130.00	04/19/2013	(2,329)
Simon Property Group Inc.	(19)	105.00	07/19/2013	(1,587)
Simon Property Group Inc.	(35)	110.00	07/19/2013	(3,555)
Simon Property Group Inc.	(30)	115.00	07/19/2013	(3,815)
Southern Company	(50)	25.00	01/18/2013	(50)
Sprint Nextel Corp.	(50)	3.50	01/18/2013	(100)
Sprint Nextel Corp.	(50)	3.50	02/15/2013	(100)
St. Joe Co.	(200)	15.00	01/18/2013	(1,000)
St. Joe Co.	(200)	17.50	01/18/2013	(1,000)
St. Joe Co.	(75)	19.00	01/18/2013	(375)
St. Joe Co.	(150)	20.00	01/18/2013	(1,500)
St. Joe Co.	(50)	21.00	01/18/2013	(500)
St. Joe Co.	(50)	22.00	01/18/2013	(1,250)
St. Joe Co.	(11)	20.00	02/15/2013	(165)
St. Joe Co.	(62)	14.00	03/15/2013	(620)
St. Joe Co.	(150)	15.00	03/15/2013	(1,500)
St. Joe Co.	(200)	16.00	03/15/2013	(2,000)
St. Joe Co.	(175)	17.00	03/15/2013	(2,625)
St. Joe Co.	(200)	18.00	03/15/2013	(3,000)
St. Joe Co.	(150)	19.00	03/15/2013	(2,250)
St. Joe Co.	(100)	20.00	03/15/2013	(3,000)
St. Joe Co.	(50)	14.00	06/21/2013	(334)
St. Joe Co.	(50)	15.00	06/21/2013	(641)
St. Joe Co.	(50)	16.00	06/21/2013	(926)
St. Joe Co.	(100)	17.00	06/21/2013	(2,750)
St. Joe Co.	(100)	18.00	06/21/2013	(4,000)
St. Joe Co.	(150)	19.00	06/21/2013	(9,000)
St. Joe Co.	(100)	20.00	06/21/2013	(8,500)
Starbucks Corporation	(16)	31.00	01/18/2013	(32)
Starbucks Corporation	(50)	35.00	01/18/2013	(100)
Starbucks Corporation	(50)	31.00	04/19/2013	(475)
Starbucks Corporation	(100)	35.00	04/19/2013	(1,500)
Starbucks Corporation	(50)	38.00	04/19/2013	(1,150)
Suntrust Banks, Inc.	(50)	15.00	01/18/2013	(150)
Suntrust Banks, Inc.	(150)	17.50	01/18/2013	(450)
Suntrust Banks, Inc.	(100)	20.00	01/18/2013	(350)
Suntrust Banks, Inc.	(50)	18.00	04/19/2013	(675)
Suntrust Banks, Inc.	(50)	19.00	04/19/2013	(875)
Teva Pharmaceutical Industries Limited	(50)	35.00	01/18/2013	(945)
Teva Pharmaceutical Industries Limited	(50)	35.00	03/15/2013	(3,632)
Teva Pharmaceutical Industries Limited	(50)	37.50	03/15/2013	(8,164)
Teva Pharmaceutical Industries Limited	(50)	32.50	06/21/2013	(3,800)
Toll Brothers Inc.	(50)	15.00	01/18/2013	—
Toll Brothers Inc.	(50)	16.00	01/18/2013	—
Toll Brothers Inc.	(50)	17.50	01/18/2013	(250)
Toll Brothers Inc.	(50)	25.00	01/18/2013	(250)
Toll Brothers Inc.	(50)	16.00	03/15/2013	(500)
Toll Brothers Inc.	(11)	17.00	03/15/2013	(110)
Toll Brothers Inc.	(50)	20.00	03/15/2013	(444)
Toll Brothers Inc.	(50)	22.00	06/21/2013	(2,375)
Toll Brothers Inc.	(50)	15.00	01/17/2014	(1,945)

The accompanying notes are an integral part of these financial statements.

20

Daxor Corporation
Summary of Options (Continued)
As at December 31, 2012

DESCRIPTION	NUMBER OF UNITS	STRIKE PRICE	EXPIRATION DATE	FAIR MARKET VALUE
Put Options Written- (5.96%)
UBS AG	(100)	9.00	01/18/2013	$(500)
UBS AG	(24)	10.00	01/18/2013	(120)
UBS AG	(50)	10.00	01/18/2013	(250)
UBS AG	(50)	12.50	01/18/2013	(250)
UBS AG	(50)	11.00	03/15/2013	(500)
UBS AG	(100)	12.00	03/15/2013	(1,000)
UBS AG	(50)	13.00	03/15/2013	(1,000)
UBS AG	(50)	10.00	06/21/2013	(875)
UBS AG	(50)	11.00	06/21/2013	(1,250)
UBS AG	(50)	12.00	06/21/2013	(2,000)
UBS AG	(75)	10.00	01/17/2014	(3,000)
United States Natural Gas Fund, LLP	(50)	17.00	01/18/2013	(350)
United States Natural Gas Fund, LLP	(50)	17.00	04/19/2013	(3,551)
United States Natural Gas Fund, LLP	(50)	18.00	04/19/2013	(5,550)
US Bancorp	(50)	25.00	03/15/2013	(675)
USEC, Inc.	(200)	1.50	01/18/2013	(20,000)
USEC, Inc.	(300)	2.00	01/18/2013	(44,250)
USEC, Inc.	(634)	2.50	01/18/2013	(125,215)
USEC, Inc.	(125)	3.00	01/18/2013	(31,104)
Verizon Communications, Inc.	(50)	20.00	01/18/2013	—
Wells Fargo Company	(50)	25.00	04/19/2013	(1,025)
Wells Fargo Company	(50)	26.00	04/19/2013	(1,275)
Total Put Options Written				$(2,094,199)

Total Call and Put Options
Written-(Premium Received)-(9.98%)				$(3,504,416)

Margin loans payable-(30.41%)				$(10,677,799)

Deferred income taxes, net – (17.40%)				$(6,109,452)

Other Liabilities-(2.63%)				$(924,706)

TOTAL LIABILITIES –(60.42)%				$(21,216,373)

The accompanying notes are an integral part of these financial statements.

21

Daxor Corporation
Statement of Assets and Liabilities
December 31, 2012

Assets:
Investments in securities at fair value (identified cost $26,442,100)	$50,735,934
Investment in Operating Division	3,296,182
Receivables:
Dividends	148,076
Federal income tax refund receivable	2,150,000
Total Assets	56,330,192
Liabilities:
Payable:
Margin Loans	10,677,799
Securities Sold Short, Net of Receivable from Broker	874,797
Call and Put Options	3,504,416
State income taxes payable	38,600
Accounts Payable and Accrued Expenses	11,309
Deferred income taxes, net	6,109,452
Total Liabilities	21,216,373
Commitments and Contingencies
Net assets	$35,113,819

Net Asset Value	$8.50

Net assets consist of:
Common stock, $0.01 par value, 10,000,000 shares authorized, 5,316,530 issued and 4,133,348 shares outstanding	$53,165
Additional paid-in capital	10,690,590
Undistributed net investment income	20,985,950
Net unrealized appreciation of investments	15,790,992
Treasury Stock at cost, 1,183,182 shares	(12,406,878)
Net Assets	$35,113,819

The accompanying notes are an integral part of these financial statements.

22

Daxor Corporation
Statement of Operations
For the Year Ended December 31, 2012

Investment Income:
Dividend Income	$2,393,213
Interest Income	4,346
Total Investment Income	2,397,559
Expense:
Investment Administrative Charges	198,712
Professional Fees	155,025
Stock-based Compensation Expense	5,838
Interest	223,411
Total Expenses	582,986
Net Investment Income Before Income Taxes	1,814,573
Income Tax Benefit	(3,872,168)
Net Investment Income	5,686,741

Realized and Unrealized Gain on Investments and Other items
Net realized loss from investments	(4,185,917)
Net realized gain from options	5,433,703
Net realized loss from short sales	(4,435,731)
Net change in unrealized depreciation on investments, net of deferred income taxes of $1,449,052	2,691,097
Net change in unrealized depreciation on Operating Division	(4,002,925)
Net Realized and Unrealized losses on Investments and Other Items	(4,499,773)

Net Increase in Net Assets Resulting From Operations	$1,186,968

The accompanying notes are an integral part of these financial statements.

23

Daxor Corporation
Statement of Changes in Net Assets

For the Year Ended December 31, 2012

Decrease in Net Assets from Investments
Net investment income	$5,686,741
Net realized loss from investments	(4,185,917)
Net realized gain from options	5,433,703
Net realized loss from short sales	(4,435,731)
Net change in unrealized depreciation on investments	2,691,097
Net change in unrealized depreciation on Operating Division	(4,002,925)
Net Increase in Net Assets Resulting From Investments	1,186,968

Capital Share Transactions
Increase in net assets resulting from stock-based compensation expense	5,838
Decrease in net assets resulting from purchase of treasury stock	(572,786)
Decrease in net assets resulting from payment of dividends	(833,386)
Net Decrease in Net Assets Resulting From Capital Share Transactions	(1,400,334)

Total Decrease in Net Assets	(213,366)

Net Assets:
Beginning of Year	35,327,185

End of Year (including undistributed net investment income of $20,985,950)	$35,113,819

The accompanying notes are an integral part of these financial statements.

24

Daxor Corporation
Statement of Cash Flows
For the Year Ended December 31, 2012

Cash flows from operating activities:
Net income from operations	$1,186,968
Net realized loss from investments	4,185,917
Net realized gain from options	(5,433,703)
Net realized loss from short sales	4,435,731
Net change in unrealized depreciation on investments	(2,691,097)
Investment in/Purchases of Operating Division	(4,037,099)
Net change in unrealized depreciation on Operating Division	4,002,925
Purchase of call and put options	(9,326,892)
Sale of call and put options	14,575,904
Purchases of securities	(15,340,795)
Proceeds from sales of securities	14,249,247
Increase in dividends receivable	(148,076)
Decrease in accounts payable	(177,261)
Increase in federal income tax refund receivable	(136,969)
Increase in state income taxes payable	(48,493)
Increase in securities sold short, net of receivable from broker	816,752
Deferred income taxes	(1,638,281)
Option related compensation expense	5,838
Non-cash dividend income	(1,235)
Net cash provided by operating activities	4,479,381

Cash used in financing activities
Proceeds from margin loan payable	29,436,592
Repayment of margin loan payable	(32,509,801)
Payment of dividend	(833,386)
Purchase of treasury stock	(572,786)
Net cash used in financing activities	(4,479,381)

Net increase in cash	0
Cash at beginning of year	0
Cash at end of year	$0

Supplemental Disclosures of Cash Flow Information:

Cash paid during the year for:

Income Taxes	$13,842

Interest	$223,411

The accompanying notes are an integral part of these financial statements.

25

Daxor Corporation
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Annual financial information for the Company prior to its registration as an investment company is available in it’s Annual Report on Form 10-K for the year ended December 31, 2011, filed with the Securities and Exchange Commission on March 28, 2012, copy of which is available at no charge by calling 1-212-330-8500.

Year Ended 12/31/12

Net Asset Value Per Share, January 1, 2012	$8.41

Net investment income	1.36
Net realized and unrealized (loss) from investments	(1.08)
Other	0.01
Total from Investment Operations	0.29

Less:
Dividends paid	(0.20)

Increase in Net Asset Value Per Share, Year Ended December 31, 2012	0.09

Net Asset Value Per Share, December 31, 2012	$8.50

Total Return on Average Net Assets	1.05%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$35,113

Ratio of total expenses to average net assets	1.66%

Ratio of net investment income before income taxes to average net assets	5.15%

Ratio of net investment income to average net assets	16.15%

Portfolio turnover rate	18.92%

The accompanying notes are an integral part of these financial statements.

26

Daxor Corporation
Notes to Financial Statements

December 31, 2012

1. Organization and Investment Objective

Daxor Corporation (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. Effective January 1, 2012, the Company began reporting as an Investment Company. The Company also has an Operating Division that is a medical device company which provides biotechnology and cryobanking services (the “Operating Division’).

Prior to January 1, 2012, the Company was reporting as an operating company as required by the Securities Exchange Act of 1934. The results for the Company’s Operating Division are not included with the investment results as prescribed by § 210.6-03 of Regulation S-X. The effect of this change in reporting on the Company’s net capital at January 1, 2012 is a reduction of approximately $890,000.

The Company’s investment goals, objectives and principal strategies are as follows:

1.	The Company’s investment goals and objectives are capital preservation, maintaining returns on capital with a high degree of safety and generating income from dividends and option sales to help offset operating losses from the Company’s Operating Division.

2.	In order to achieve these goals, the Company maintains a diversified securities portfolio comprised primarily of electric utility company common and preferred stocks. The Company also sells covered calls on portions of its portfolio and also sells puts on stocks it is willing to own. It also sells uncovered calls and may have net short positions in common stock up to 15% of the value of the portfolio. The Company’s net short position may temporarily rise to 15% of the Company’s portfolio without any specific action because of changes in valuation, but should not exceed this amount. The Company’s investment policy is to maintain a minimum of 80% of its portfolio in equity securities of utility companies. The Board of Directors has authorized this minimum to be temporarily lowered to 70% when Company management deems it to be necessary or advisable. Investments in utilities are primarily in electric companies. Investments in non-utility stocks will generally not exceed 20% of the value of the portfolio.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

Valuation of Investments

The Company carried its investments in securities at fair value and utilizes various methods to measure the fair value of its investments on a recurring basis. Fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction costs. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 —	Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for an asset or liability, to the extent relevant observable inputs are not available; representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities traded on a national securities exchange are valued at the last reported sales price (securities listed on the NASDAQ National Market system are valued at the NASDAQ official closing price) on the last business day of the year; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

27

Daxor Corporation
Notes to Financial Statements

December 31, 2012

2. Significant Accounting Policies-(continued)

Effective January 1, 2012, the Company adopted ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” ("FASB ASU 2011-04"), which amends ASC 820, “Fair Value Measurement.” FASB ASU 2011-04 does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within U.S. GAAP. FASB ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, FASB ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement requirements. FASB ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 did not have a material impact on the Company’s financial condition or results of operations.

Valuation of Derivative Instruments

The Company accounts for derivative instruments under FASB 815, “Derivatives and Hedging,” which establishes accounting and reporting standards requiring that derivative instruments be recorded in the statements of financial condition at estimated fair value. The changes in the fair values of derivatives are included in the statements of operations as a component of net realized and unrealized loss from investments.

Investment Transactions and Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are calculated on the basis of identifying the specific securities delivered. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis.

Distributions

Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Company and used to pay expenses, to make additional investments or held in cash as a reserve. The Company may at its discretion pay dividends to shareholders.

Stock- Based Compensation

The Company records compensation expense associated with stock options and other forms of equity compensation in accordance with FASB ASC 718, “Compensation – Stock Compensation.” Under the fair value recognition provision of FASB ASC Topic 718, stock based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option pricing model.

Income Taxes

The Company accounts for income taxes under the provisions of FASB ASC 740, “Income Taxes.” This pronouncement requires recognition of deferred tax assets and liabilities for the estimated future tax consequences of events attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period in which the enactment rate changes. Deferred tax assets and liabilities are reduced through the establishment of a valuation allowance at such time as, based on available evidence, it is more likely than not that the deferred tax assets will not be realized.

The Company accounts for uncertainties in income taxes under the provisions of FASB ASC 740-10-05, “Accounting for Uncertainties in Income Taxes”. The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

28

Daxor Corporation
Notes to Financial Statements

December 31, 2012

3. Investments and related risks

The following tables summarize the inputs used as of December 31, 2012 for the Company’s assets and liabilities measured at fair value on a recurring basis at December 31, 2012, categorized by the above mentioned fair value hierarchy and also by denomination:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$48,617,334	$—	$—	$48,617,334
Preferred Stocks	2,118,600	—	—	2,118,600
Investment in Operating Division	—	—	3,296,182	3,296,182
Total	$50,735,934	$—	$3,296,182	$54,032,116

Liabilities	Level 1	Level 2	Level 3	Total
Call and Put Options	$3,504,416	$—	$—	$3,504,416

During the year ended December 31, 2012, the Company realized proceeds of $14,249,247 from the sale of investment securities and $14,575,904 from writing call and put options. During the same period, the Company spent $15,340,795 to purchase investment securities and $9,326,892 to purchase call and put options.

The following table is a reconciliation of the beginning and ending balances for the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (level 3) during the year ended December 31, 2012:

Balance, January 1, 2012	$3,262,008
Investment in/Loan to Operating Division	4,037,099
Unrealized Loss on Operating Division	(4,002,925)
Balance December 31, 2012	$3,296,182

The Company’s Level 3 assets consist of its investment in its Operating Division. Since its inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations.

As such, the Company has determined that the value of the Operating Division approximates the net book value of certain property and equipment reduced by the remaining mortgage balance on such property and equipment. The property and equipment consist of land, buildings and laboratory equipment located in Oak Ridge, Tennessee.

29

Daxor Corporation
Notes to Financial Statements

December 31, 2012

4. Derivative Instruments

The Company writes call and put options in order to generate additional investment income as part of its investment strategy. In the opinion of management, the use of financial derivative instruments in its investment program is appropriate and customary for the investment strategies employed reducing certain investment risks.

The following table summarizes the Company’s activity in call and put options for the year ended December 31, 2012.

Total Proceeds Received on open positions at 01/01/12	Sale of Options from 01/01/12-12/31/12	Expirations, Purchases and Assignments of Options from 01/01/12-12/31/12	Proceeds Received on open positions at 12/31/12	Market Value at 12/31/12	Change in Unrealized Deprecation at 12/31/12
$6,954,421	$14,575,904	$16,928,572	$4,601,753	$3,504,416	$1,097,337

The derivatives are shown at market value of $3,504,416 on the Statement of Assets and Liabilities at December 31, 2012 as “Call and Put Options.”

The following table summarizes the value of all derivatives as reported on the Statement of Assets and Liabilities at December 31, 2012:

Description	Market Value	Proceeds	Net Unrealized Gain (Loss)	Unrealized Gain	Unrealized (Loss)
Call Options	$1,410,217	$792,797	$(617,420)	$291,398	$(908,818)
Put Options	2,094,199	3,808,956	1,714,757	2,076,351	(361,594)
Total Options	$3,504,416	$4,601,753	$1,097,337	$2,367,749	$(1,270,412)

For the year ended December 31, 2012, the Company recorded a net unrealized gain of $1,764,545 on call and put options and a net realized gain of $5,433,703 on call and put options.

5. Provision for Income Taxes

The net income tax benefit for the year ended December 31, 2012 is comprised of the following:

Estimated Refund of Net Operating Loss Carryback	$(2,150,000)
Adjustment for refund of taxes paid in prior year	(74,769)
State Franchise Taxes	(9,118)
Total Current Income Tax Benefit	(2,233,887)
Deferred income taxes, other	(189,229)
Net benefit for income taxes	(2,423,116)
Deferred income tax expense included in net change in unrealized appreciation on investments	(1,449,052)
Net benefit for income taxes included in net investment income	$(3,872,168)

The curent federal income tax benefit for 2012 is comprised primarily of the carry back of current year losses to 2010. The Company expects to receive a refund in 2013 for income taxes paid for the year ended December 31, 2010 as a result of the carry back of losses from 2012. The Company has a net operating loss carry forward of approximately $1,300,000 which expires in 2032.

30

Daxor Corporation
Notes to Financial Statements

December 31, 2012

5. Provision for Income Taxes-(continued)

Under Internal revenue code section 542, a company is defined as a Personal Holding Company (“PHC”) if it meets both an ownership test and an income test. The ownership test is met if a company has five or fewer shareholders that own more than 50% of the company, which is applicable to Daxor. The income test is met if PHC income items such as dividends, interest and rents exceed 60% of adjusted ordinary gross income. Adjusted ordinary income is defined as all items of income except capital gains. For the year ended December 31, 2012, more than 60% of Daxor’s adjusted gross income came from items defined as PHC income.

Determining the PHC tax liability requires computing Daxor’s “undistributed PHC income” and taxing such PHC income at the statutory rate of 15%. Undistributed PHC income is current year taxable income of the Company, exclusive of the net operating loss carry forward deduction that is allowed for regular tax purposes. The Company incurred no liability for PHC for the year ended December 31, 2012 because there was no undistributed PHC income.

The calculation does allow for certain deductions and the most significant of these deductions are long-term capital gains and dividends paid. For the year ended December 31, 2012, the Company had net long term capital losses of approximately $(2,969,000) and paid dividends of $833,386.

In 2012, the Company had net short-term capital gains totaling $4,714,000. Short term capital gains are not a deduction for PHC tax purposes. The Company had no PHC tax liability in 2012 due to the loss that was incurred.

The net long and short term capital gains and losses are shown on the statement of operations as part of “Net realized loss from investments.”

The following is a reconciliation of the federal statutory rate of (35.0%) and the effective rate of (52.7%):

Computed expected provision at statutory rates	(35.0%)
Dividend deduction	(12.7%)
Under accrual of prior year federal refund	(1.6%)
All others	(3.4%)
(52.7%)

The Company is currently undergoing two audits. The Internal Revenue Service is reviewing our return for the year ended December 31, 2011. The audit was initiated as a result of a federal tax refund the Company received of approximately $2,000,000 for taxes paid in the years ended December 31, 2009 and December 31, 2010. Certain allocation percentages used on the Daxor New York City Income Tax Returns for the years ended December 31, 2010 and 2011 are currently under audit by the New York City Department of Taxation and Finance. Since neither audit has been completed, the Company can cannot determine if any additional taxes, interest and penalties will be assessed.

Since the Company does not distribute all of its net investment income, it may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation’s accumulated taxable income at a rate of 15% for years commencing after December 31, 2002.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Company is not held to be a mere holding or investment company.

Provided the Company manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Company should not be held liable for the accumulated earnings tax by the Internal Revenue Service.

At December 31, 2012, the Company had no material unrecognized tax benefits and not adjustments or liabilities were recorded. The Company does not expect that its unrecognized tax benefits will materially increase within the next twelve months. Interest and penalties related to income taxes are recorded as interest expense. Interest expense related to income taxes amounted to $8,313 for the year ended December 31, 2012.

31

Daxor Corporation
Notes to Financial Statements

December 31, 2012

6. Deferred Income Taxes

Deferred income taxes result from differences in the recognition of gains and losses on marketable securities; stock options and mark to market on short positions as well as carry forward of the Company’s net operating loss for tax purposes of approximately $1,300,000 for the year ended December 31, 2012.

The deferred income tax liability at December 31, 2012 is computed at the federal statutory rate of 35% and comprised of the following:

Deferred Tax Liabilities (Assets):

Fair value adjustment for securities	$8,502,842
Unrealized losses on short positions	(1,995,234)
Net operating loss carry forward	(463,329)
Others	65,173
$6,109,452

7. Related Party Transactions

The Company subleases a portion of its New York City office space to Dr. Joseph Feldschuh, the President of the Company, for five hours per week. This sublease agreement has no formal terms and is executed on a month-to-month basis. The amount of rental income received for the year ended December 31, 2012 was $12,589.

During the year ended December 31, 2012 the Company subleased a portion of its New York City office space an entity owned by Michael Feldschuh, the son of the President of the Company. The rental income received for the year ended December 31, 2012 was $50,966.

The total rental income of $63,555 was reflected in the Operating Division.

8. Margin Loans

The Company has total margin loans payable at December 31, 2012 of $10,677,799. These loans are secured by the Company’s investments in marketable securities. The interest expense on the margin loans for the year ended December 31, 2012 was $211,253.

The ability of the Company to incur margin debt at any given time is based on the current amount outstanding and the market value of the portfolio of marketable securities. There are no set repayment terms for any of the Company’s margin loans.

The following table summarizes the margin loan activity for the year ended December 31, 2012:

Balance at 12/31/12	Weighted average interest rate at 12/31/12	Maximum amount outstanding during the year	Average amount outstanding during the year	Weighted average interest rate during the year
$10,677,799	1.26%	$20,143,084	$15,991,607	1.32%

9. Treasury Stock

The Company has a program in place which allows for the purchase of up to 250,000 shares of Daxor Common Stock each year. During the year ended December 31, 2012, the Company repurchased 69,003 shares at a total cost of $572,786. The stock is purchased as funds are available and if the stock is trading at a price which management feels is undervalued. This is usually when the market capitalization of the Company is less than the net value of its assets.

10. Dividends

In 2008, management instituted a policy of paying dividends when funds are available.

The Company paid a total dividend of $0.20 per share in 2012 as follows: $0.10 per share respectively on August 24th and December 27th. The total dividends paid amounted to $833,386 for the year ended December 31, 2012.

It is the policy of Company management to pay dividends when there are available earnings.

32

Daxor Corporation
Notes to Financial Statements

December 31, 2012

11. Stock Options

In June 2004, the Company created the 2004 Stock Option Plan in an effort to provide incentive to employees, officers, agents, consultants, and independent contractors through proprietary interest. The Board of Directors shall act as the Plan Administrator, and may issue these options at its discretion. The maximum number of shares that may be issued under this Plan is 200,000 or 5% of the Company’s outstanding shares, whichever is greater. Under the provisions of the Option Plan, the exercise price of any stock options issued is a minimum of 110% of the closing market price of the Company’s stock on the grant date of the option. Prior to June 2004, the Company issued options to various employees under the previous Stock Option Plan that was also administered by the Board of Directors. All issuances have varying vesting and expiration timelines. As at December 31, 2012, 32,600 outstanding options were exercisable.

At December 31, 2012, there was no unvested stock-based compensation expense to recognize. Total share-based compensation expense recognized in the Statement of Operations aggregated $5,838 for the year ended December 31, 2012. The aggregate intrinsic value at December 31, 2012 was $0 and was calculated based on the difference between the closing market price of the Company’s common stock and the exercise price of the underlying options.

To calculate the option-based compensation, the Company used the Black-Scholes option-pricing model. The Company’s determination of fair value of option-based awards on the date of grant using the Black-Scholes model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These variables include, but are not limited to, the Company’s expected stock price volatility over the term of the awards, risk-free interest rate, and the expected life of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. The expected volatility, holding period, and forfeitures of options are based on historical experience.

In 2012, there were a total of 3,000 stock options issued to employees with an exercise price of $10.21. There were an additional 1,000 options issued to an employee in 2012 with an exercise price of $10.68 which were cancelled before the end of the year. The 3,000 stock options issued during 2012 with an exercise price of $10.21 are still outstanding but have not vested as of December 31, 2012.

The details of employee option activity for the year ended December 31, 2012 is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding and Exercisable, December 31, 2011	42,800	$12.91
Granted	4,000	10.33
Cancelled/Expired	(11,200)	$14.93
Outstanding as at December 31, 2012	35,600	$11.98

The following tables summarize information concerning currently outstanding and exercisable options at December 31, 2012:

Range of Exercise Prices	Number Outstanding at December 31, 2012	Weighted Average Remaining Contractual Life at December 31, 2012	Weighted Average Exercise Price at December 31, 2012
Below - $16.00	33,000	1.32 years	$11.41
$ 18.01 -$20.00	2,600	0.58 years	$19.24
	35,600	1.27 years	$11.98

Range of Exercise Prices	Number Exercisable at December 31, 2012	Weighted Average Exercise Price at December 31, 2012
Below - $16.00	30,000	$11.53
$ 18.01 -$20.00	2,600	$19.24
	32,600	$12.14

33

Daxor Corporation
Notes to Financial Statements

December 31, 2012

12. Commitments

The Company leases office and laboratory space in New York City. The lease agreement for the New York City facility is a non-cancelable lease, subject to annual increases based on the Consumer Price Index, and will expire on December 31, 2015.

Future minimum rental payments under the non-cancelable operating lease, exclusive of future cost of living and tax escalation increases, are as follows:

2013	$334,656
2014	334,656
2015	334,656
Total	$1,003,968

Rent expense is reflected in the Operating Division.

13. Recently Issued Accounting Pronouncement

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“FASB ASU 2011-11”). FASB ASU 2011-11 adds certain additional disclosure requirements about financial instruments and derivative instruments that are subject to offsetting and related arrangements. The new disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. As the amendment impacts disclosure only, it will have no effect on the Company’s financial condition or results of operations.

14. Subsequent Events

The Company has evaluated subsequent events through the date of the filing.

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Stockholders and Board of Directors of Daxor Corporation

We have audited the accompanying statement of assets and liabilities of Daxor Corporation (the “Company”), including the schedule of investments, as of December 31, 2012, and the related statements of operations, changes in net assets, cash flows and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the Company’s securities brokers. An audit also includes, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2012, and the results of its operations, changes in net assets, cash flows and financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Rotenberg Meril Solomon Bertiger&Guttilla, P.C.

Rotenberg Meril Solomon Bertiger&Guttilla, P.C.

Saddle Brook, NJ

March 1, 2013

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Daxor Corporation
Supplemental Data

General

Investment Products Offered

•	Are not FDIC Insured

•	May Lose Value

•	Are Not Bank Guaranteed

The investment return and principal value of an investment in Daxor Corporation will fluctuate in part as the prices of the individual securities in which it invests fluctuate, so that your shares, when sold, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of Daxor and Daxor’s operating business carefully before investing. For a free copy of the Company’s definitive prospectus(when available), which contains this and other information, call the Company at 1-212- 330-8500

This shareholder report must be preceded or accompanied by the Company’s prospectus for individuals who are not current shareholders of the Company.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to the Company’s portfolio securities, and information regarding how the Company voted proxies relating to its portfolio securities during the most recent 12 month period ended June 30, will be available, (i) without charge and upon request, by calling 1-212-330-8500; and (ii) on the U.S. Securities and Exchange Commission’s website.

Disclosure of Portfolio Holdings

The SEC has adopted the requirement that all investment companies file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Company’s Form N-Q’s for March 31, 2012 and September 30, 2012, reporting portfolio securities held by the Company, is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.

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Daxor Corporation

Privacy Policy

The Company and Your Personal Privacy-

Daxor Corporation is an investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

What Kind of Non-Public Information do we Collect About you if you Become a Shareholder?

Daxor Corporation does not collect non-public information about our shareholders.

What Information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers of our operating division to anyone, other than our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect Your Personal Information?

We restrict access to non-public personal information about our customers or former customers to the people who need to know that information in order to perform their jobs or provide services to you. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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Daxor Corporation

About the Corporation’s Directors and Officers

The Company is governed by a Board of Directors that meets to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The majority of the Company’s directors are independent of Daxor Corporation. The only “inside” director is an officer and director of Daxor Corporation. The Board of Directors elects the Company’s officers, who are listed in the table. The business address of each director and officer is 350 Fifth Avenue, Suite 7120, New York, NY10118.

Independent Directors

Name Date of Birth Year Elected	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies
James Lombard December 26, 1934 1989	Director of Administrative Services Division, New York City Council (Retired) No Directorships
Martin S. Wolpoff September 25, 1942 1989	Educational Consultant, Director Administration Community School District (Retired) No Directorships
Robert Willens October 23, 1946 2002	President & CEO, Robert Willens LLC. EGA Emerging Shares Global Trust
Bernhard Saxe, Esq. November 2, 1938 2008	Partner, Foley & Lardner LLP (retired 02/04) Registered Patent Attorney No Directorships
Mario Biaggi, Jr. Esq. August 7, 1958 2008	Partner, Biaggi&Biaggi No Directorships

Inside Director

Name Date of Birth Year Elected	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies
Joseph Feldschuh, M.D. June 10,1935 1974	Chairman of the Board of Directors and President of Daxor Corporation. No Directorships

Officers

Name Date of Birth Title	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies
Joseph Feldschuh, M.D. June 10,1935 Chairman of the Board of Directors and President	See Above
David Frankel November 27, 1960 Chief Financial Officer	Chief Financial Officer of Daxor Corporation since January 1, 2007. Chief Compliance Officer of Daxor Corporation since January 1, 2012 No Directorships
Stephen Feldschuh July 25, 1966 Vice President of Marketing and Development	Vice President of Marketing and Development of Daxor Corporation since January 1, 2012 Chief Operating Officer of Daxor Corporation from January 1, 2007 through December 31, 2011 No Directorships

The Fund’s Statement of Additional Information includes additional information about the Directors and is available free of charge, upon request, by calling toll-free at 1-212-330-8500.

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Daxor Corporation

December 31, 2012

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions for the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is available on the Company’s website at http://www.daxor.com/pdfs/daxor_codeofethics.pdf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Robert Willens is the“audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for past fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Year Ended December 31, 2012
Audit Fees	$60,000
Audit-Related Fees	$1,428
Tax Fees	$26,397
All Other Fees	$—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Rotenberg Meril Solomon Bertiger&Guttilla, P.C. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Year Ended December 31, 2012
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The registrant does not have an investment advisor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee. The members are: Robert Willens, James A. Lombard and Martin S. Wolpoff.

ITEM 6. SCHEDULE OF INVESTMENTS

Included herein under Item 1.

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Daxor Corporation

December 31, 2012

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Daxor Corporation is involved in many matters of corporate governance through the proxy voting process. We exercise our voting responsibilities with the primary goal of maximizing the long term value of our investments. Our consideration of proxy issues is focused on the investment implications of each proposal.

Our management evaluates and votes each proxy ballot that we receive. We do not use a proxy voting service. We recognize that a company’s management is entrusted with the day to day operations of the company, as well as long term strategic planning, subject to the oversight of the company’s board of directors. Our guidelines are based on the belief that a company’s shareholders have a responsibility to evaluate company performance and to exercise the rights and duties pertaining to ownership.

Due to the nature of our business and our size, it is unlikely that conflicts will arise in our voting of proxies of public companies. We do not engage in investment banking nor we do we have private advisory clients. In the highly unlikely event that a conflict of interest does arise on a proxy voting issue, we will defer that vote to our independent directors.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

For information related to share repurchases, see Footnote 9 in the Notes to Financial Statements in the Annual Report for the year ended December 31, 2012.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the company’s Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) within 90 days of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the 1940 Act and Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Daxor Corporation.

By:	/s/ Joseph Feldschuh
Name: Joseph Feldschuh, President
Title: (Chief Executive Officer/Chairman of the Board of Directors/Principal Executive Officer)

Date: March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

David Frankel.

By:	/s/ David Frankel
Name: David Frankel
Title: Chief Financial Officer(Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)

Date: March 1, 2013

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Exhibit 12(a)(2)

CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Joseph Feldschuh, certify that:

1.	I have reviewed this report on Form N-CSR of Daxor Corporation

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 1, 2013

By:	/s/ Joseph Feldcschuh
Joseph Feldschuh
President (Chief Executive Officer, Chairman of the Board of Directors, Principal Executive Officer)

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